Note 5 - Due to Related Parties (Details)	3 Months Ended			12 Months Ended	0 Months Ended	3 Months Ended				0 Months Ended	3 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CAD	Feb. 28, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jan. 10, 2013 Common Stock [Member] Unsecured Convertible Debentures [Member]	Feb. 28, 2014 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Feb. 28, 2013 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Feb. 28, 2014 Coupon Interest [Member] Unsecured Convertible Debentures [Member] USD ($)	Feb. 28, 2013 Coupon Interest [Member] Unsecured Convertible Debentures [Member] USD ($)	Jan. 10, 2013 Unsecured Convertible Debentures [Member] USD ($)	Feb. 28, 2014 Unsecured Convertible Debentures [Member] USD ($)	Feb. 28, 2013 Unsecured Convertible Debentures [Member] USD ($)	Nov. 30, 2013 Unsecured Convertible Debentures [Member]
Note 5 - Due to Related Parties (Details) [Line Items]
Payments from Net Cash (in Dollars)		800,000
Debt Instrument, Periodic Payment, Principal						0
Debt Instrument, Periodic Payment, Interest							0
Interest Expense, Related Party	10,445		10,811
Debt Instrument, Interest Rate, Stated Percentage										12.00%	12.00%		12.00%
Debt Instrument, Convertible, Number of Equity Instruments					500,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 3.00
Proceeds from Convertible Debt			1,500,000							1,500,000
Adjustments to Additional Paid in Capital, Other				728,950
Interest Expense, Debt								$ 44,353	$ 24,148		$ 27,575	$ 25,641